CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net revenue	$ 53,367	$ 34,082	$ 160,287	$ 99,312	$ 140,733	$ 106,713	$ 74,000
Cost of goods sold	35,017	23,484	103,384	66,208	97,856	71,894	55,612
Gross profit	18,350	10,598	56,903	33,104	42,877	34,819	18,388
Operating expenses:
Selling, general and administrative	12,185	7,069	31,832	16,991	29,526	19,437	14,261
Shipping and distribution	3,752	2,345	10,693	6,757	10,001	8,615	5,724
Total operating expenses	15,937	9,414	42,525	23,748	39,527	28,052	19,985
(Loss) income from operations	2,413	1,184	14,378	9,356	3,350	6,767	(1,597)
Other (expense) income, net:
Interest expense	(110)	(85)	(365)	(250)	(349)	(424)	(524)
Other (expense) income, net	(21)	47	(182)	1,369	1,417	9	9
Total other (expense) income, net	(131)	(38)	(547)	1,119	1,068	(415)	(515)
Net (loss) income before income taxes	2,282	1,146	13,831	10,475	4,418	6,352	(2,112)
Provision for income taxes	620	323	4,300	2,839	1,106	723	33
Net (loss) income	1,662	823	9,531	7,636	3,312	5,629	(2,145)
Less: Net (loss) income attributable to noncontrolling interests	(15)	(6)	(54)	950	927	(168)	(225)
Net (loss) income attributable to Vital Farms, Inc. common stockholders	$ 1,677	$ 829	$ 9,585	$ 6,686	$ 2,385	$ 5,797	$ (1,920)
Net (loss) income per share attributable to Vital Farms, Inc. common stockholders:
Basic:	$ 0.05	$ 0.03	$ 0.33	$ 0.26	$ 0.09	$ 0.22	$ (0.07)
Diluted:	$ 0.04	$ 0.02	$ 0.29	$ 0.18	$ 0.07	$ 0.16	$ (0.07)
Weighted average common shares outstanding:
Basic:	34,044,994	25,929,923	28,664,914	26,197,567	25,897,223	25,809,665	25,795,865
Diluted:	39,111,018	37,472,406	33,275,902	36,959,507	36,071,015	35,258,594	25,795,865
Pro forma net income per share attributable to Vital Farms, Inc. common stockholders (unaudited):
Basic					$ 0.07
Diluted					$ 0.07
Pro forma weighted average common shares outstanding (unaudited):
Basic					34,090,099
Diluted					36,071,015